Reinsurance - Reinsurers' Share of Insurance Contract Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Assets under reinsurance ceded	$ 10,533.2	$ 9,155.8
Ceded reinsurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	7,947.3	6,934.8
Reinsurers’ share of paid losses	686.8	637.3
Provision for unearned premiums	1,899.1	1,583.7
Assets under reinsurance ceded	10,533.2	9,155.8	$ 8,400.9
Recoverable from reinsurers, current	4,839.0	4,314.8
Recoverable from reinsurers, non-current	5,694.2	4,841.0
Gross recoverable from reinsurers | Ceded reinsurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	7,971.7	6,956.7
Reinsurers’ share of paid losses	818.0	776.9
Provision for unearned premiums	1,899.1	1,583.7
Assets under reinsurance ceded	10,688.8	9,317.3
Provision for uncollectible reinsurance | Ceded reinsurance contracts
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Provision for losses and loss adjustment expenses	(24.4)	(21.9)
Reinsurers’ share of paid losses	(131.2)	(139.6)
Provision for unearned premiums	0.0	0.0
Assets under reinsurance ceded	$ (155.6)	$ (161.5)	$ (164.8)